GENERAL	12 Months Ended
Dec. 31, 2015
GENERAL [Abstract]
GENERAL

NOTE 1 -       GENERAL

TAT Technologies Ltd., (“TAT” or the “Company”) an Israeli corporation, incorporated in 1985, is a leading provider of services and products to the commercial and military aerospace and ground defense industries. TAT's shares are listed on both the NASDAQ (TATT) and Tel-Aviv Stock Exchange.

  TAT has the following wholly-owned subsidiaries: Limco-Piedmont Inc. (“Limco-Piedmont”),  Turbochrome Ltd. (“Turbochrome”) and TAT Gal Inc. (“TAT Gal”).  Additionally the Company holds 51% of, TAT-Engineering LLC (“TAT-Engineering”), hereinafter collectively referred to as the “Group”. TAT is principally engaged in the following activities:

  Design, development, manufacture and sale of a broad range of heat transfer equipment and solutions;
  Remanufacture, overhaul and repair of heat transfer equipment;
  Maintenance, repair and overhaul of auxiliary power units, landing gears and related components;
  overhaul and coating of jet engine components, including turbine vanes and blades, fan blades, variable inlet guide vanes, afterburner flaps and other components;

The products developed, repaired, and maintained by the Group are primarily used for airborne systems on commercial and military aircrafts as well as for defense ground systems.

  On March 11, 2015, Piedmont Aviation Component Services, LLC , an indirect subsidiary of TAT, entered into an agreement to sell 237,932 shares of Class B Common Stock of First Aviation Services Inc. ("FAvS") representing 23.18% of FAvS' share capital and its entire holdings (16,253) of FAvS' Series A Preferred stock (see note 3). After the transaction the company owns 4.9% of FAvS' shares.

  On October 19, 2015, the company acquired 100% of Chromalloy Israel Ltd. Following the completion of the transaction, Chromalloy Israel changed its name to Turbochrome Ltd. (“Turbochrome Ltd.”) see also note 3.

  On November 25, 2015, the company signed an agreement with Engineering Holding of Moscow, Russia (“Engineering”), to establish a new maintenance facility for heat exchangers. The new company, TAT-Engineering LLC, will be based in Novosibirsk's Tolmachevo airport. TAT - Engineering, LLC shall provide services of minor repair, overhaul and recore of aviation heat transfer components. According to the agreement 51% of the shares will be held by the company and the remaining 49% will be held by Engineering. The accounting treatment will be based on the equity method due to the participation rights given to Engineering. The new entity was established in January 2016, and there is no activity related to TAT-Engineering LLC in 2015.